Cash and cash equivalents and time deposits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Cash And Cash Equivalents [Abstract]
Time deposits	$ 11,128	$ 89
Maturity (in months)	3 months